Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	Innovid Corp.
Entity Tax Identification Number	87-3769599
Entity Incorporation, State or Country Code	DE
Entity Central Index Key	0001835378
Entity Address, Address Line One	30 Irving Place
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
Local Phone Number	966-7555
City Area Code	212
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Amendment Flag	false
Entity Ex Transition Period	false
Business Contact
Document Information [Line Items]
Contact Personnel Name	Tanya Andreev-Kaspin